Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2020
Commitments and contingencies.
Schedule of Future Minimum Lease Payments Under Non-cancelable Lease

The future minimum lease payments under non-cancelable lease agreements as of March 31, 2020 (unaudited) were as follows:

Remainder of 2020	$2,371
2021	3,093
2022	3,080
2023	2,633
2024 and thereafter	6,555
$17,732

The future minimum lease payments under non-cancelable lease agreements as of December 31, 2019 were as follows:

2020	$3,230
2021	3,160
2022	3,149
2023	2,702
2024 and thereafter	6,762
$19,003